Technology and content expense	12 Months Ended
Dec. 31, 2019
Technology and content expense
Technology and content expense

24      Technology and content expense

Technology and content expense is comprised of the following:

	For the year ended
In thousands of EUR	December 31, 2019	December 31, 2018	December 31, 2017
Staff Costs - Technology and content	13,136	11,691	10,930
Technology license and maintenance expenses	14,136	10,741	9,656
Technology and content expense	27,272	22,432	20,586